Note 9 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning of the year		$ 6,063,908	$ 6,229,143
End of the year		6,090,017	6,063,908
Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		621,664
End of the year		677,671	621,664
Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		5,184,669
End of the year		5,166,678	5,184,669
Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		67,000
End of the year		76,758	67,000
Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		127,378
End of the year		108,308	127,378
Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		63,197
End of the year		60,602	63,197
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		13,421,982	13,246,680
Translation differences		(43,307)	(131,756)
Increase due to business combinations	[1]	178,739
Additions		313,915	317,568
Disposals / Consumptions		(38,975)	(35,909)
Transfers / Reclassifications		4,232	25,399
End of the year		13,836,586	13,421,982
Gross carrying amount [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		732,578	712,061
Translation differences		(1,611)	(5,628)
Increase due to business combinations	[1]	59,468
Additions		16	723
Disposals / Consumptions		(35)	(221)
Transfers / Reclassifications		8,723	25,643
End of the year		799,139	732,578
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		12,121,569	11,954,585
Translation differences		(38,961)	(117,977)
Increase due to business combinations	[1]	115,908
Additions		1,178	681
Disposals / Consumptions		(27,153)	(21,836)
Transfers / Reclassifications		296,272	306,116
End of the year		12,468,813	12,121,569
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		377,260	370,542
Translation differences		(1,615)	(5,458)
Increase due to business combinations	[1]	1,733
Additions		1,107	1,245
Disposals / Consumptions		(7,110)	(10,269)
Transfers / Reclassifications		28,349	21,200
End of the year		399,724	377,260
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		127,378	167,079
Translation differences		(864)	(2,269)
Increase due to business combinations	[1]	1,630
Additions		299,412	294,163
Disposals / Consumptions		(2,120)	(42)
Transfers / Reclassifications		(317,128)	(331,553)
End of the year		108,308	127,378
Gross carrying amount [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		63,197	42,413
Translation differences		(256)	(424)
Increase due to business combinations	[1]
Additions		12,202	20,756
Disposals / Consumptions		(2,557)	(3,541)
Transfers / Reclassifications		(11,984)	3,993
End of the year		60,602	63,197
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		7,358,074	7,017,537
Translation differences		(26,878)	(78,463)
Disposals / Consumptions		(31,542)	(29,967)
Transfers / Reclassifications		(400)	(498)
Depreciation charge		447,315	449,465
End of the year		7,746,569	7,358,074
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		110,914	101,197
Translation differences		(420)	(1,383)
Disposals / Consumptions		(73)	(53)
Transfers / Reclassifications		(362)
Depreciation charge		11,409	11,153
End of the year		121,468	110,914
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		6,936,900	6,612,871
Translation differences		(24,973)	(72,141)
Disposals / Consumptions		(25,580)	(21,232)
Transfers / Reclassifications		(38)	173
Depreciation charge		415,826	417,229
End of the year		7,302,135	6,936,900
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		310,260	303,469
Translation differences		(1,485)	(4,939)
Disposals / Consumptions		(5,889)	(8,682)
Transfers / Reclassifications			(671)
Depreciation charge		20,080	21,083
End of the year		322,966	310,260
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year
Translation differences
Disposals / Consumptions
Transfers / Reclassifications
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year
Translation differences
Disposals / Consumptions
Transfers / Reclassifications
Depreciation charge
End of the year

[1]	Related to SSP acquisition. See Note 27.